Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 179	¥ 1,060
Loans held for sale	68,569		¥ 24,921
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 20,430		¥ 25,097